Income Taxes and Duties - Summary of Total DUC and Others (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Duties And Others [line items]
DUC from prior years	$ 39	$ (14,883)	$ (2,095,429)
Other		(446,464)	(260,775)
DUC [member]
Disclosure Of Duties And Others [line items]
DUC	343,242,476	443,294,170	372,902,629
DUC from prior years	(39)	14,883	2,095,429
Other		446,464	260,775
Deferred DUC expense (benefit)	29,570,063	26,178,078	(37,214,624)
Total DUC and other	$ 372,812,500	$ 469,933,595	$ 338,044,209